Leases - Schedule of Supplemental Cash Flow Related to Leases (Details)	6 Months Ended
Jun. 30, 2019 USD ($)
Leases [Abstract]
Operating cash flows used for finance leases	$ 26,964
Total operating lease liabilities
Total finance lease liabilities	$ 260,919